Note 17 - Tangible assets	12 Months Ended
Dec. 31, 2017
Tangible assets Abstract
Tangible Assets Explanatory

Tangible assets

The breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows

Tangible Assets. Breakdown by Type of Assets and Changes in the year 2017 (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		6,176	240	7,059	13,473	1,163	958	15,594
Additions		49	128	397	574	1	201	776
Retirements		(42)	(29)	(264)	(335)	(90)	(93)	(518)
Disposal of entities in the year		-	-	-	-	-	(552)	(552)
Transfers		(273)	(57)	(186)	(516)	(698)	-	(1,214)
Exchange difference and other		(420)	(48)	(378)	(844)	(148)	(22)	(1,014)
Balance at the end		5,490	234	6,628	12,352	228	492	13,072

Accrued depreciation
Balance at the beginning		1,116	-	4,461	5,577	63	216	5,856
Additions	45	127	-	553	680	13	-	693
Retirements		(26)	-	(235)	(261)	(7)	(21)	(289)
Disposal of entities in the year		-	-	-	-	-	(134)	(134)
Transfers		(53)	-	(146)	(199)	(31)	-	(230)
Exchange difference and other		(88)	-	(253)	(341)	(25)	16	(350)
Balance at the end		1,076	-	4,380	5,456	13	77	5,546

Impairment
Balance at the beginning		379	-	-	379	409	10	798
Additions	48	5	-	-	5	37	-	42
Retirements		(2)	-	-	(2)	(10)	-	(12)
Disposal of entities in the year		-	-	-	-	-	(10)	(10)
Transfers		(58)	-	-	(58)	(276)	-	(334)
Exchange difference and other		(9)	-	-	(9)	(140)	-	(149)
Balance at the end		315	-	-	315	20	-	335

Net tangible assets

Balance at the beginning		4,681	240	2,598	7,519	691	732	8,941
Balance at the end		4,099	234	2,248	6,581	195	415	7,191

Tangible Assets. Breakdown by Type of Assets and Changes in the year 2016 (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		5,858	545	7,628	14,029	2,391	668	17,088
Additions		30	320	563	913	62	337	1,312
Retirements		(85)	(29)	(468)	(582)	(117)	(97)	(796)
Disposal of entities in the year		(7)	-	(1)	(8)	(3)	-	(11)
Transfers		676	(544)	(386)	(254)	(986)	84	(1,156)
Exchange difference and other		(296)	(52)	(277)	(625)	(184)	(34)	(843)
Balance at the end		6,176	240	7,059	13,473	1,163	958	15,594

Accrued depreciation
Balance at the beginning		1,103	-	4,551	5,654	116	202	5,972
Additions	45	106	-	561	667	23	-	690
Retirements		(72)	-	(461)	(533)	(10)	(17)	(560)
Transfers		(1)	-	(37)	(38)	(55)	55	(38)
Exchange difference and other		(20)	-	(153)	(173)	(11)	(24)	(208)
Balance at the end		1,116	-	4,461	5,577	63	216	5,856

Impairment
Balance at the beginning		354	-	-	354	808	10	1,172
Additions	48	48	-	5	53	90	-	143
Retirements		(2)	-	-	(2)	(9)	-	(11)
Transfers		(1)	-	-	(1)	(380)	-	(381)
Exchange difference and other		(20)	-	(5)	(25)	(100)	-	(125)
Balance at the end		379	-	-	379	409	10	798

Net tangible assets

Balance at the beginning		4,401	545	3,077	8,021	1,467	456	9,944
Balance at the end		4,681	240	2,598	7,519	691	732	8,941

Tangible Assets. Breakdown by Type of Assets and Changes in the year 2015 (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		4,168	1,085	5,904	11,157	2,180	674	14,012
Additions		105	715	1,097	1,917	14	240	2,171
Retirements		(18)	(39)	(146)	(203)	(167)	(74)	(444)
Acquisition of subsidiaries in the year		1,378	78	1,426	2,882	738	-	3,620
Transfers		718	(1,211)	40	(453)	(235)	(153)	(841)
Exchange difference and other		(494)	(83)	(693)	(1,271)	(139)	(19)	(1,429)
Balance at the end		5,858	545	7,628	14,029	2,391	668	17,088

Accrued depreciation
Balance at the beginning		1,255	-	3,753	5,008	102	226	5,335
Additions	45	103	-	512	615	25	-	640
Retirements		(16)	-	(129)	(145)	(10)	-	(155)
Acquisition of subsidiaries in the year		140	-	940	1,080	23	-	1,103
Transfers		(19)	-	(16)	(35)	(9)	(15)	(59)
Exchange difference and other		(360)	-	(509)	(869)	(15)	(9)	(893)
Balance at the end		1,103	-	4,551	5,654	116	202	5,972

Impairment
Balance at the beginning		148	-	16	164	687	6	857
Additions	48	7	-	19	26	30	4	60
Retirements		-	-	(1)	(1)	(64)	-	(65)
Acquisition of subsidiaries in the year		187	-	-	187	295	-	482
Transfers		9	-	(15)	(6)	(62)	-	(68)
Exchange difference and other		3	-	(19)	(16)	(78)	-	(94)
Balance at the end		354	-	-	354	808	10	1,172

Net tangible assets

Balance at the beginning		2,764	1,085	2,135	5,985	1,392	443	7,819
Balance at the end		4,401	545	3,077	8,021	1,467	456	9,944

As of December 31, 2017, 2016 and 2015, the cost of fully amortized tangible assets that remained in use were €2,660, €2,313 and 2,663 million respectively while its recoverable residual value was not significant.

As of December 31, 2017, 2016 and 2015 the amount of tangible assets under financial lease schemes on which the purchase option is expected to be exercised was not material. The main activity of the Group is carried out through a network of bank branches located geographically as shown in the following table

Branches by Geographical Location (Number of branches)
	2017	2016	2015
Spain	3,019	3,303	3,811
Mexico	1,840	1,836	1,818
South America	1,631	1,667	1,684
The United States	651	676	669
Turkey	1,095	1,131	1,109
Rest of Eurasia	35	47	54
Total	8,271	8,660	9,145

The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2017, 2016 and 2015

Tangible Assets by Spanish and Foreign Subsidiaries. Net Assets Values (Millions of euros)
	2017	2016	2015
BBVA and Spanish subsidiaries	2,574	3,692	4,584
Foreign subsidiaries	4,617	5,249	5,360
Total	7,191	8,941	9,944